Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period Payment Date Transaction Month	December 2010 1/18/2011 6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017

Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,566,979.49

Principal:
Principal Collections	$27,855,976.32
Prepayments in Full	$11,090,722.39
Liquidation Proceeds	$787,135.38
Recoveries	$1,542.75

Sub Total	$39,735,376.84

Collections	$44,302,356.33

Purchase Amounts:
Purchase Amounts Related to Principal	$139,798.61
Purchase Amounts Related to Interest	$417.86

Sub Total	$140,216.47

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$44,442,572.80

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period Payment Date Transaction Month	December 2010 1/18/2011 6
III. DISTRIBUTIONS

				Carryover	Remaining
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Available Funds

Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$44,442,572.80
Servicing Fee	$1,068,660.97	$1,068,660.97	$0.00	$0.00	$43,373,911.83
Interest — Class A-1 Notes	$39,759.11	$39,759.11	$0.00	$0.00	$43,334,152.72
Interest — Class A-2 Notes	$148,037.50	$148,037.50	$0.00	$0.00	$43,186,115.22
Interest — Class A-3 Notes	$386,610.00	$386,610.00	$0.00	$0.00	$42,799,505.22
Interest — Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$42,545,599.22
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,545,599.22
Interest — Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$42,459,218.05
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,459,218.05
Interest — Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$42,396,408.30
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,396,408.30
Interest — Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$42,315,685.30
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,315,685.30
Regular Principal Payment	$83,271,455.76	$42,315,685.30	$0.00	$0.00	$0.00
Additional Trustee Fees and	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$44,442,572.80

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$42,315,685.30

Total	$42,315,685.30
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments
		Per $1,000 of		Per $1,000 of	Total Payment
		Original		Original		Per $1,000 of
	Actual	Balance	Actual	Balance	Actual	Original Balance
Class A-1 Notes	$42,315,685.30	$119.87	$39,759.11	$0.11	$42,355,444.41	$119.99
Class A-2 Notes	$0.00	$0.00	$148,037.50	$0.54	$148,037.50	$0.54
Class A-3 Notes	$0.00	$0.00	$386,610.00	$0.82	$386,610.00	$0.82
Class A-4 Notes	$0.00	$0.00	$253,906.00	$1.32	$253,906.00	$1.32
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97

Total	$42,315,685.30	$37.85	$1,058,226.53	$0.95	$43,373,911.83	$38.79

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period Payment Date Transaction Month	December 2010 1/18/2011 6
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$83,271,455.76	0.2358965	$40,955,770.46	0.1160220
Class A-2 Notes	$273,300,000.00	1.0000000	$273,300,000.00	1.0000000
Class A-3 Notes	$473,400,000.00	1.0000000	$473,400,000.00	1.0000000
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000

Total	$1,118,041,455.76	0.8056389	$1,075,725,770.46	0.7751470

Pool Information
Weighted Average APR		4.241%		4.228%
Weighted Average Remaining Term		51.66		50.86
Number of Receivables Outstanding		61,567		60,173
Pool Balance		$1,282,393,162.33		$1,241,972,065.44
Adjusted Pool Balance (Pool Balance - YSOC Amount)		$1,133,323,144.73		$1,098,333,766.67
Pool Factor		0.8336280		0.8073520
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$18,629,580.98
Yield Supplement Overcollateralization Amount	$143,638,298.77
Targeted Overcollateralization Amount	$146,884,600.54
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$166,246,294.98
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period Payment Date Transaction Month	December 2010 1/18/2011 6
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	230	$547,464.19
(Recoveries)	10	$1,542.75

Net Losses for Current Collection Period		$545,921.44
Cumulative Net Losses Last Collection Period		$1,191,389.08

Cumulative Net Losses for all Collection Periods		$1,737,310.52

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.51%
Delinquent Receivables:

	% of EOP Pool	# of Receivables	Amount
31-60 Days Delinquent	0.85%	515	$10,527,189.00
61-90 Days Delinquent	0.07%	37	$851,261.96
91-120 Days Delinquent	0.02%	15	$308,376.54
Over 120 Days Delinquent	0.02%	10	$225,411.67

Total Delinquent Receivables	0.96%	577	$11,912,239.17
Repossesion Inventory:

Repossesed in the Current Collection Period	55	$1,392,839.51
Total Repossesed Inventory	75	$1,879,079.28

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period	0.4466%
Preceding Collection Period	0.3459%
Current Collection Period	0.5190%
Three Month Average	0.4372%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period	0.0586%
Preceding Collection Period	0.0991%
Current Collection Period	0.1030%
Three Month Average	0.0869%